DEBT - Long-Term Debt and Capital Leases (Details) $ in Millions	Jan. 02, 2021 USD ($)
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2021	$ 0.0
2022	0.0
2023	250.0
2024	0.0
2025	644.9
2026 and thereafter	$ 1,147.9